Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. (A)	475	$ 88,317
General Dynamics Corp.	1,356	303,174
Northrop Grumman Corp.	543	241,635
Textron, Inc.	7,230	562,277

		1,195,403

Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	925	92,666
Expeditors International of Washington, Inc.	980	124,754
United Parcel Service, Inc., Class B	6,428	1,202,872

		1,420,292

Automobile Components - 0.1%
BorgWarner, Inc.	3,733	173,585

Automobiles - 2.0%
Tesla, Inc. (A)	12,665	3,387,001
Thor Industries, Inc.	1,873	216,313

		3,603,314

Banks - 2.9%
Bank of America Corp.	47,338	1,514,816
Citigroup, Inc.	10,639	507,055
JPMorgan Chase & Co.	16,762	2,647,725
PNC Financial Services Group, Inc.	676	92,538
Regions Financial Corp.	10,004	203,781
US Bancorp	4,920	195,226

		5,161,141

Beverages - 1.3%
Coca-Cola Co.	19,143	1,185,526
PepsiCo, Inc.	6,325	1,185,685

		2,371,211

Biotechnology - 1.6%
Amgen, Inc.	3,412	798,920
Biogen, Inc. (A)	437	118,073
Gilead Sciences, Inc.	4,533	345,142
Mirati Therapeutics, Inc. (A)	4,881	147,748
Regeneron Pharmaceuticals, Inc. (A)	764	566,819
Vertex Pharmaceuticals, Inc. (A)	2,776	978,096

		2,954,798

Broadline Retail - 3.3%
Amazon.com, Inc. (A)	39,357	5,261,244
eBay, Inc.	8,108	360,887
Etsy, Inc. (A)	2,942	299,054

		5,921,185

Building Products - 0.4%
Lennox International, Inc.	592	217,525
Trane Technologies PLC	2,678	534,100

		751,625

Capital Markets - 2.2%
Ameriprise Financial, Inc.	2,211	770,423
BlackRock, Inc.	282	208,356
Goldman Sachs Group, Inc.	2,835	1,008,892
Intercontinental Exchange, Inc.	887	101,828

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Janus Henderson Group PLC	4,318	$ 126,733
LPL Financial Holdings, Inc.	2,406	551,840
Moody’s Corp.	729	257,155
Morgan Stanley	2,029	185,775
Nasdaq, Inc.	4,805	242,604
Robinhood Markets, Inc., Class A (A)	15,254	196,166
S&P Global, Inc.	694	273,790

		3,923,562

Chemicals - 1.4%
Dow, Inc.	10,450	590,111
Linde PLC	2,642	1,032,150
LyondellBasell Industries NV, Class A	6,552	647,731
Mosaic Co.	3,352	136,628
PPG Industries, Inc.	598	86,052

		2,492,672

Commercial Services & Supplies - 1.1%
Cintas Corp.	1,650	828,366
Copart, Inc. (A)	6,308	557,564
Waste Management, Inc.	3,470	568,351

		1,954,281

Communications Equipment - 1.5%
Arista Networks, Inc. (A)	542	84,059
Cisco Systems, Inc.	44,286	2,304,643
Juniper Networks, Inc.	5,793	161,045
Motorola Solutions, Inc.	660	189,176

		2,738,923

Consumer Finance - 0.5%
American Express Co.	4,163	703,047
Discover Financial Services	1,978	208,778

		911,825

Consumer Staples Distribution & Retail - 1.0%
Kroger Co.	14,841	721,866
Performance Food Group Co. (A)	5,567	332,684
Sysco Corp.	7,164	546,685
Target Corp.	1,040	141,929
US Foods Holding Corp. (A)	2,197	93,878

		1,837,042

Containers & Packaging - 0.3%
AptarGroup, Inc.	1,366	165,914
Avery Dennison Corp.	661	121,631
Graphic Packaging Holding Co.	10,252	248,098

		535,643

Distributors - 0.4%
Genuine Parts Co.	532	82,843
LKQ Corp.	10,649	583,459

		666,302

Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	54,899	1,870,958

Electric Utilities - 0.7%
Duke Energy Corp.	10,452	978,517
Entergy Corp.	1,726	177,260
Eversource Energy	2,270	164,189

		1,319,966

Electrical Equipment - 0.1%
Acuity Brands, Inc.	1,426	235,632

Transamerica Funds	Page 1

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.1%
Teledyne Technologies, Inc. (A)	665	$ 255,712

Energy Equipment & Services - 0.3%
Halliburton Co.	4,587	179,260
Schlumberger NV	7,452	434,750

		614,010

Entertainment - 0.7%
Electronic Arts, Inc.	4,163	567,625
Netflix, Inc. (A)	954	418,777
Walt Disney Co. (A)	3,849	342,138

		1,328,540

Financial Services - 4.3%
Berkshire Hathaway, Inc., Class B (A)	653	229,830
Fidelity National Information Services, Inc.	2,780	167,856
Fiserv, Inc. (A)	6,134	774,172
Mastercard, Inc., Class A	5,276	2,080,221
PayPal Holdings, Inc. (A)	6,762	512,695
Visa, Inc., Class A	14,420	3,428,067
Voya Financial, Inc.	2,360	175,254
WEX, Inc. (A)	1,563	295,954

		7,664,049

Food Products - 1.8%
Archer-Daniels-Midland Co.	5,958	506,192
Campbell Soup Co.	5,635	258,196
General Mills, Inc.	8,145	608,757
Hershey Co.	3,169	733,021
Ingredion, Inc.	1,578	175,568
J.M. Smucker Co.	2,202	331,731
Kraft Heinz Co.	5,481	198,303
Mondelez International, Inc., Class A	5,043	373,838

		3,185,606

Ground Transportation - 1.3%
CSX Corp.	26,213	873,417
Schneider National, Inc., Class B	11,468	353,329
Union Pacific Corp.	4,954	1,149,427

		2,376,173

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	4,916	547,298
Align Technology, Inc. (A)	944	356,728
Becton Dickinson & Co.	1,303	363,042
Cooper Cos., Inc.	661	258,623
DENTSPLY SIRONA, Inc.	2,815	116,879
Dexcom, Inc. (A)	2,208	275,029
Edwards Lifesciences Corp. (A)	4,017	329,675
Hologic, Inc. (A)	5,111	405,916
IDEXX Laboratories, Inc. (A)	739	409,945
Insulet Corp. (A)	596	164,943
Integra LifeSciences Holdings Corp. (A)	3,063	139,275
Intuitive Surgical, Inc. (A)	1,525	494,710
Zimmer Biomet Holdings, Inc.	1,575	217,586

		4,079,649

Health Care Providers & Services - 4.4%
AmerisourceBergen Corp.	1,270	237,363
Cardinal Health, Inc.	3,105	284,014
Centene Corp. (A)	2,597	176,830
Cigna Group	1,892	558,329
CVS Health Corp.	6,929	517,527
Elevance Health, Inc.	2,198	1,036,643

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
HCA Healthcare, Inc.	1,155	$ 315,096
Humana, Inc.	1,363	622,659
Laboratory Corp. of America Holdings	1,130	241,741
McKesson Corp.	828	333,187
UnitedHealth Group, Inc.	7,012	3,550,666

		7,874,055

Health Care REITs - 0.6%
Healthpeak Properties, Inc.	34,696	757,414
Ventas, Inc.	5,917	287,093

		1,044,507

Hotel & Resort REITs - 0.3%
Host Hotels & Resorts, Inc.	33,268	612,131

Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc. (A)	312	926,890
Caesars Entertainment, Inc. (A)	1,725	101,810
Hilton Worldwide Holdings, Inc.	6,966	1,083,143
Starbucks Corp.	6,202	629,937
Yum! Brands, Inc.	2,914	401,170

		3,142,950

Household Durables - 0.6%
D.R. Horton, Inc.	717	91,073
Leggett & Platt, Inc.	7,586	221,966
NVR, Inc. (A)	75	472,983
PulteGroup, Inc.	2,930	247,263

		1,033,285

Household Products - 2.2%
Colgate-Palmolive Co.	14,403	1,098,373
Kimberly-Clark Corp.	2,553	329,592
Procter & Gamble Co.	16,520	2,582,076

		4,010,041

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	4,130	89,332

Industrial Conglomerates - 1.6%
3M Co.	11,440	1,275,560
Honeywell International, Inc.	8,162	1,584,489

		2,860,049

Industrial REITs - 0.2%
Prologis, Inc.	2,536	316,366

Insurance - 2.8%
Hartford Financial Services Group, Inc.	9,161	658,493
Marsh & McLennan Cos., Inc.	7,706	1,451,965
Progressive Corp.	7,987	1,006,202
Prudential Financial, Inc.	6,203	598,527
Travelers Cos., Inc.	8,056	1,390,546

		5,105,733

Interactive Media & Services - 5.1%
Alphabet, Inc., Class A (A)	26,223	3,480,316
Alphabet, Inc., Class C (A)	19,690	2,620,936
Meta Platforms, Inc., Class A (A)	9,725	3,098,385

		9,199,637

IT Services - 1.2%
Accenture PLC, Class A	3,257	1,030,352
DXC Technology Co. (A)	8,387	231,901
Gartner, Inc. (A)	969	342,629

Transamerica Funds	Page 2

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
International Business Machines Corp.	2,180	$ 314,312
VeriSign, Inc. (A)	897	189,222

		2,108,416

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	2,616	318,550
Avantor, Inc. (A)	8,477	174,372
Mettler-Toledo International, Inc. (A)	419	526,880
West Pharmaceutical Services, Inc.	516	189,909

		1,209,711

Machinery - 1.7%
AGCO Corp.	2,823	375,741
Caterpillar, Inc.	5,949	1,577,496
Cummins, Inc.	863	225,071
Donaldson Co., Inc.	2,775	174,353
IDEX Corp.	1,191	268,940
Otis Worldwide Corp.	5,253	477,813

		3,099,414

Media - 0.6%
Cable One, Inc.	221	159,991
Fox Corp., Class B	26,836	842,919
Paramount Global, Class B	8,003	128,288

		1,131,198

Metals & Mining - 0.9%
Newmont Corp.	3,096	132,880
Nucor Corp.	3,008	517,647
Reliance Steel & Aluminum Co.	2,161	632,871
Steel Dynamics, Inc.	2,419	257,817

		1,541,215

Multi-Utilities - 1.0%
Consolidated Edison, Inc.	11,489	1,089,847
Dominion Energy, Inc.	4,097	219,394
NiSource, Inc.	6,284	174,947
Sempra	1,083	161,389
WEC Energy Group, Inc.	1,611	144,764

		1,790,341

Office REITs - 0.2%
Cousins Properties, Inc.	14,565	355,823

Oil, Gas & Consumable Fuels - 4.3%
Cheniere Energy, Inc.	2,139	346,219
Chevron Corp.	15,434	2,525,928
ConocoPhillips	10,017	1,179,201
EOG Resources, Inc.	2,065	273,675
Marathon Petroleum Corp.	4,202	558,950
Occidental Petroleum Corp.	1,478	93,306
ONEOK, Inc.	12,680	850,067
Phillips 66	6,448	719,274
Pioneer Natural Resources Co.	2,991	674,979
Range Resources Corp.	2,967	93,253
Valero Energy Corp.	3,455	445,384

		7,760,236

Passenger Airlines - 0.3%
Delta Air Lines, Inc.	9,693	448,398

Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	22,048	1,371,165
Eli Lilly & Co.	1,262	573,642
Johnson & Johnson	12,786	2,142,038

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	9,560	$ 1,019,574
Pfizer, Inc.	33,644	1,213,203

		6,319,622

Professional Services - 0.6%
Automatic Data Processing, Inc.	1,998	494,025
Paychex, Inc.	3,523	442,031
Robert Half, Inc.	2,846	211,031

		1,147,087

Residential REITs - 0.0% (B)
AvalonBay Communities, Inc.	456	86,024

Retail REITs - 0.1%
Regency Centers Corp.	1,833	120,117

Semiconductors & Semiconductor Equipment - 7.3%
Advanced Micro Devices, Inc. (A)	5,069	579,894
Applied Materials, Inc.	4,758	721,265
Broadcom, Inc.	3,091	2,777,727
Enphase Energy, Inc. (A)	891	135,280
Intel Corp.	9,062	324,148
Lam Research Corp.	1,156	830,574
Lattice Semiconductor Corp. (A)	1,370	124,588
Micron Technology, Inc.	2,629	187,684
NVIDIA Corp.	11,416	5,334,583
NXP Semiconductors NV	811	180,837
ON Semiconductor Corp. (A)	3,360	362,040
Qorvo, Inc. (A)	6,481	713,040
Skyworks Solutions, Inc.	1,754	200,605
Texas Instruments, Inc.	3,477	625,860

		13,098,125

Software - 10.8%
Adobe, Inc. (A)	3,126	1,707,327
ANSYS, Inc. (A)	355	121,446
Autodesk, Inc. (A)	2,661	564,105
Cadence Design Systems, Inc. (A)	3,150	737,131
Dynatrace, Inc. (A)	4,681	256,004
Fair Isaac Corp. (A)	115	96,367
Intuit, Inc.	1,983	1,014,701
Manhattan Associates, Inc. (A)	557	106,175
Microsoft Corp.	33,131	11,129,366
Oracle Corp.	6,079	712,641
Palo Alto Networks, Inc. (A)	1,745	436,180
Salesforce, Inc. (A)	4,875	1,096,924
ServiceNow, Inc. (A)	353	205,799
Synopsys, Inc. (A)	2,087	942,907
VMware, Inc., Class A (A)	1,751	276,010

		19,403,083

Specialized REITs - 0.2%
Iron Mountain, Inc.	4,996	306,754

Specialty Retail - 2.5%
AutoZone, Inc. (A)	171	424,374
Burlington Stores, Inc. (A)	562	99,822
Home Depot, Inc.	4,819	1,608,775
Lowe’s Cos., Inc.	2,593	607,462
TJX Cos., Inc.	16,768	1,450,935
Ulta Beauty, Inc. (A)	797	354,506

		4,545,874

Transamerica Funds	Page 3

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	68,655	$ 13,487,275
Hewlett Packard Enterprise Co.	7,944	138,067

		13,625,342

Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (A)	181	98,408
Lululemon Athletica, Inc. (A)	227	85,926
Tapestry, Inc.	6,389	275,686

		460,020

Trading Companies & Distributors - 0.5%
Core & Main, Inc., Class A (A)	13,462	425,534
United Rentals, Inc.	920	427,505

		853,039

Total Common Stocks (Cost $128,925,434)		176,241,024

EXCHANGE-TRADED FUND - 1.6%
U.S. Equity Fund - 1.6%
SPDR S&P 500 ETF Trust	6,405	2,932,145

Total Exchange-Traded Fund (Cost $2,660,140)		2,932,145

Total Investments (Cost $131,585,574)		179,173,169
Net Other Assets (Liabilities) - 0.3%		542,078

Net Assets - 100.0%		$ 179,715,247

Transamerica Funds	Page 4

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$176,241,024	$—	$—	$176,241,024
Exchange-Traded Fund	2,932,145	—	—	2,932,145

Total Investments	$179,173,169	$—	$—	$179,173,169

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 5

Transamerica Large Core ESG

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Large Core ESG (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 6